BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 31, 2024	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Aug. 02, 2024	Feb. 02, 2024	Dec. 07, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Common stock Series B issued in Merger, shares		18,000
Original issue discount percentage	10.00%		10.00%
Convertible notes payable								$ 450,000
Interest expense			$ 96,509	$ 0
Minimum [Member]
Business Acquisition [Line Items]
Original issue discount	$ 947		947
PIPE Convertible Loan [Member]
Business Acquisition [Line Items]
Principal amount	$ 4,650,000		4,650,000			$ 15,500,000
Gross proceeds from issuance of debt			$ 4,185,000
Original issue discount percentage	10.00%		10.00%
Convertible notes payable	$ 4,800,000		$ 4,800,000
Original issue discount	480,000		480,000
Debt instrument carrying value	4,320,000		4,320,000
Interest expense			9,468
PIPE Convertible Loan [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Principal amount					$ 10,850,000
Notes payble					$ 250,000
PIPE Convertible Loan One [Member]
Business Acquisition [Line Items]
Principal amount	$ 6,200,000		6,200,000
Gross proceeds from issuance of debt			$ 5,580,000
Common Class A [Member]
Business Acquisition [Line Items]
Purchase of warrants						1,409,091
Common Class B [Member]
Business Acquisition [Line Items]
Ordinary shares outstanding	1,716,680		1,716,680
Purchase of warrants						1,550,000
Merger Arrangement [Member]
Business Acquisition [Line Items]
Ordinary shares outstanding	13,098		13,098
Share price	$ 570.10		$ 570.10
Common stock Series B issued in Merger, shares			7,467,134
Merger Arrangement [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock Series B issued in Merger, shares	5,750,274
Merger Arrangement [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock Series B issued in Merger, shares	1,716,860
Prior Loan Agreement [Member]
Business Acquisition [Line Items]
Principal amount							$ 11,000,000